Revenue	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Revenue
Note 4—Revenue
The Company’s revenue is primarily generated from three license agreements, which were entered into in 2018. The licenses grant VISEN Pharmaceuticals, or VISEN
,
exclusive rights to develop and commercialize TransCon hGH, TransCon PTH and TransCon CNP in Greater China. As consideration for the granting of such rights, the Company has received up-front,
non-refundable,
non-cash
consideration of $40.0 million in form of 50% ownership in VISEN. Consideration received is recognized partly as license revenue, and partly as rendering of services over time. In addition to granting exclusive rights, the Company will provide clinical trial supply and development services to VISEN.
Revenue has been recognized in the consolidated statements of profit or loss with the following amounts:

	2020	2019	2018
	(EUR’000)
Revenue from external customers
Revenue from rendering of services (recognized over time)	2,140	9,919	1,215
Sale of clinical supply (recognized at a point in time)	2,206	804	—
“Right-to-use” licenses (recognized at a point in time)	2,607	2,652	9,366

Total revenue (1)	6,953	13,375	10,581

Attributable to
VISEN Pharmaceuticals (1)	6,880	13,371	10,508
Other collaboration partners	73	4	73

Total revenue	6,953	13,375	10,581

Total revenue specified per geographical location
North America	2,679	2,652	10,581
China	4,274	10,723	—

Total revenue	6,953	13,375	10,581

(1)	“Total revenue” includes recognition of previously deferred revenue/internal profit from associate of €3.5 million and €6.5 million for the years ended December 31, 2020 and 2019, respectively.